Vessels Under Construction (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Beginning balance	$ 131,345
Payments to shipyard	122,831	$ 88,309
Ending balance	149,753
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Beginning balance	131,345
Transfer to vessels in operation	(104,423)
Other payments including site team costs and initial stores	5,364
Ending balance	149,753
Vessels Under Construction | Shipyard
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 117,467